13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/08
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Atlantic Investment Company
Address:         3050 Peachtree Road, NW
                 Suite 200
                 Atlanta, GA  30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:        Gaye Gwinn Sims
Title:       Chief Operating Officer
Phone:        404-523-6057

Signature                        City     State        and   Date of Signing:
Gaye Gwinn Sims                   Atlanta, GA                      5/1/08
-------------------          -----------------------          ---------------
Signature                        City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13F Information Table Value Total:  $   56,132,000

List of Other Included Managers:  NONE



                                                            13F Holdings Report
                                                            As of Date: 3/31/08

                                                                                INVESTMENT
       ISSUER            TITLE OF      CUSIP         MKT        SHARES/         DISCRETION   OTHER          VOTING AUTHORITY
        NAME              CLASS       NUMBER         VAL       PRINC AMT      SOLE(A) SHARED  MNGRS       SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
***INTEROIL CORP           COM       460951106   $   650,565     39,500        39,500   -      N/A        39,500      --       --
Conns Inc                  COM       208242107   $   978,600     60,000        60,000   -      N/A        60,000      --       --
Cousins Properties, Inc.   COM       222795106   $41,698,125  1,687,500     1,687,500   -      N/A     1,687,500      --       --
Exxon Mobil                COM       30231g102   $ 2,960,300     35,000        35,000   -      N/A        35,000      --       --
Halliburton Co             COM       406216101   $ 1,966,500     50,000        50,000   -      N/A        50,000      --       --
Mcdermott Intl Inc         COM       580037109   $ 1,571,470     28,666        28,666   -      N/A        28,666      --       --
PROSHARES TRUST
  ULTRASHORT          REAL EST PRO   74347r552   $ 4,470,300     45,000        45,000   -      N/A          --      45,000     --
Sanders Morris
  Harris                   COM       80000q104   $ 1,836,000    225,000       225,000   -      N/A       225,000      --       --
